Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Sep. 24, 2012
Document And Entity Information
Entity Registrant Name	SimplePons, Inc.
Entity Central Index Key	0000885475
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		79,570,870
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Cash	$ 17,155	$ 120,768
Accounts receivable, net		820
Inventory, net		28,753
Prepaid expenses and other current assets	220,579	362,138
Deposit	9,282	9,494
TOTAL CURRENTS ASSETS	247,016	521,973
TOTAL PROPERTY AND EQUIPMENT, NET	16,716	12,690
OTHER ASSETS
Website, net	124,548	106,311
Prepaid expenses	18,750	93,750
Trademarks	1,475	825
TOTAL OTHER ASSETS	144,773	200,886
TOTAL ASSETS	408,505	735,549
CURRENT LIABILITIES
Accounts payable and accrued expenses	164,145	65,591
Accrued salary officers	242,537	92,339
Liquidated damages	14,800
Convertible note payable - related party	40,000
TOTAL LIABILITIES	461,482	157,930
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS EQUITY / (DEFICIT)
Preferred stock, $0.01 par value, 5,000,000 shares authorized, 0 shares issued and outstanding
Common stock, $0.01 par value, 400,000,000 shares authorized, 79,570,870 and 77,140,870 shares issued and outstanding, respectively as of June 30, 2012 and December 31, 2011	795,709	771,409
Additional paid in capital	1,411,444	637,800
Accumulated deficit	(2,260,130)	(831,590)
TOTAL STOCKHOLDERS EQUITY / (DEFICIT)	52,977	577,619
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY / (DEFICIT)	$ 408,505	$ 735,549

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	79,570,870	77,140,870
Common stock, shares outstanding	79,570,870	77,140,870

Statements of Operations (USD $)	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net Revenue	$ 8,406			$ 18,629	$ 6,641
Cost of goods sold	13,757			15,260	934
Gross Profit / (Loss)	(5,351)			3,369	5,707
Salary expense	252,781	45,400	45,777	552,964	340,405
Consulting	91,184	31,250	81,250	225,794	288,206
Selling, general and administrative	354,646	3,645	16,145	565,632	121,459
Legal and professional	21,942	3,975	23,975	47,502	78,663
Depreciation and amortization	13,161	30	30	24,538	9,078
Total Operating Expenses	733,714	84,300	167,177	1,416,430	837,111
Net loss from operations	(739,065)	(84,300)	(167,177)	(1,413,061)	(832,104)
Other income / (expenses)
Liquidated damages	(14,800)			(14,800)	0
Interest income		13	27	14	514
Interest expense	(399)	(294)		(693)	0
Total other income / (expeneses)	(15,199)	(281)	27	(15,479)	0
NET LOSS BEFORE PROVISION FOR INCOME TAXES	(754,264)	(84,581)	(167,150)	(1,428,540)	(831,590)
PROVISION FOR INCOME TAXES
NET LOSS	$ (754,264)	$ (84,581)	$ (167,150)	$ (1,428,540)	$ (832,590)
Net loss per share - basic and diluted	$ (0.01)	$ 0	$ (0.01)	$ (0.02)	$ (0.01)
Weighted average number of shares outstanding during the period - basic and diluted	79,010,430	24,613,516	23,674,375	78,354,222	59,340,343

Shareholders Equity (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		11 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011
Common stock sold to founders ($.000125) amount						$ 5,000
Sale of common stock ($.0025) amount						2,500
Sale of common stock ($.00125) amount						2,500
Common stock issued for professional fees ($.05 per share) amount						500,000
Common stock issued for professional fees ($.05 per share) in shares	500,000				4,000,000
Private placement of common stock ($.05 per share), amount			225,000			988,717
Private placement of common stock ($.25 per share) amount				283,874		50,000
Private placement of common stock ($.50 per share) in amount				225,000
Common stock issued for consulting services ($.05 per share) amount						500,000
Common stock issued for services ($.25 per share), amount				125,000
Common stock to be issued for Website development ($.05 per share) amount						25,000
Stock option expense				164,070		17,183
Reverse Merger, amount						(251,691)
Net Loss		(754,264)		(1,428,540)		(832,590)
Ending balance, amount	52,977	52,977	52,977	52,977	52,977	577,619
Common Stock
Common stock sold to founders ($.000125) amount						400,000
Common stock sold to founders ($.000125) in shares						40,000,000
Sale of common stock ($.0025) amount						10,000
Sale of common stock ($.0025) in shares						1,000,000
Sale of common stock ($.00125) amount						20,000
Sale of common stock ($.00125) in shares						2,000,000
Common stock issued for professional fees ($.05 per share) amount						14,000
Common stock issued for professional fees ($.05 per share) in shares						1,400,000
Private placement of common stock ($.05 per share), amount						200,100
Private placement of common stock ($.05 per share), in shares						20,010,000
Private placement of common stock ($.25 per share) amount				14,800		2,000
Private placement of common stock ($.25 per share) in shares				1,480,000		200,000
Private placement of common stock ($.50 per share) in amount				4,500
Private placement of common stock ($.50 per share), in shares				450,000
Common stock issued for consulting services ($.05 per share) amount						100,000
Common stock issued for consulting services ($.05 per share) in shares						10,000,000
Common stock issued for services ($.25 per share), amount				5,000
Common stock issued for services ($.25 per share), in shares				500,000
Common stock to be issued for Website development ($.05 per share) amount						5,000
Common stock to be issued for Website development ($.05 per share) in shares						500,000
Stock option expense
Reverse Merger, amount						20,309
Reverse Merger, in shares						2,030,870
Ending balance, amount	795,709	795,709	795,709	795,709	795,709	771,409
Ending balance, in shares	79,570,870	79,570,870	79,570,870	79,570,870	79,570,870	77,140,870
Additional Paid-In Capital
Common stock sold to founders ($.000125) amount						(395,000)
Sale of common stock ($.0025) amount						(7,500)
Sale of common stock ($.00125) amount						(17,500)
Common stock issued for professional fees ($.05 per share) amount						56,000
Private placement of common stock ($.05 per share), amount						788,617
Private placement of common stock ($.25 per share) amount				269,074		48,000
Private placement of common stock ($.50 per share) in amount				220,500
Common stock issued for consulting services ($.05 per share) amount						400,000
Common stock issued for services ($.25 per share), amount				120,000
Common stock to be issued for Website development ($.05 per share) amount						20,000
Stock option expense				164,070		17,183
Reverse Merger, amount						(272,000)
Ending balance, amount	1,411,444	1,411,444	1,411,444	1,411,444	1,411,444	637,800
Accumulated Deficit
Sale of common stock ($.0025) amount
Sale of common stock ($.00125) amount
Common stock issued for professional fees ($.05 per share) amount
Private placement of common stock ($.05 per share), amount
Private placement of common stock ($.25 per share) amount
Private placement of common stock ($.50 per share) in amount
Common stock issued for consulting services ($.05 per share) amount
Common stock issued for services ($.25 per share), amount
Common stock to be issued for Website development ($.05 per share) amount
Stock option expense
Reverse Merger, amount
Net Loss				(1,428,540)		(831,590)
Ending balance, amount	$ (2,260,130)	$ (2,260,130)	$ (2,260,130)	$ (2,260,130)	$ (2,260,130)	$ (831,590)

Shareholders Equity (Parenthetical) (USD $)	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Common stock sold to founders, price per share		$ 0.000125
Sale of common stock, price per share		$ 0.0025
Sale of common stock, price per share		$ 0.00125
Common stock issued for professional fees, price per share		$ 0.05
Private placement of common stock, price per share	$ 0.5	$ 0.05
Private placement of common stock, price per share	$ 0.25	$ 0.25
Common stock issued for consulting services, price per share		$ 0.05
Common stock issued for services, price per share	$ 0.25
Common stock to be issued for Website development, price per share		$ 0.05

Statements of Cash Flows (USD $)	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (167,150)	$ (1,428,540)	$ (832,590)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	6,250	24,538	9,079
Impairment of inventory		12,492	0
Stock compensation	80,156	275,000	251,250
Stock option expense		164,070	17,183
Changes in operating assets and liabilities:
Increase in accounts receivable		820	(820)
Increase in inventory		16,261	(28,753)
Increase in prepaid expenses and other assets	(50,550)	66,559	(53,830)
Increase in deposits		212	(9,494)
Increase in liquidated damages		14,800	0
Increase in accounts payable and accrued expenses	7,176	92,008	72,136
Increase in accrued salaries	37,500	156,743	85,794
Net Cash Used In Operating Activities	(86,618)	(605,037)	(489,045)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of trademarks	(825)	(650)	(825)
Development of website	(32,500)	(40,820)	(89,612)
Purchase of property and equipment	(1,081)	(5,980)	(13,468)
Net Cash Used In Investing Activities	(34,406)	(47,450)	(103,905)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Note payable - related party		40,000	0
Payment pursuant to recapitalization	0	0	(335,000)
Sale of common stock, net of offering costs	481,703	508,874	1,048,718
Net Cash Provided by Financing Activities	481,703	548,874	713,718
NET INCREASE/(DECREASE) IN CASH	360,679	(103,613)	120,768
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD		120,768
CASH AND CASH EQUIVALENTS AT END OF PERIOD	360,679		120,768
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for consulting fees	200,000		500,000
Common stock issued for website development	25,000		25,000
Common stock issued for prepaid insurance	$ 0	$ 0	$ 83,308

Organization, Basis of Presentation and Nature of Operations	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Basis of Presentation and Nature of Operations

Organization, Basis of Presentation and Nature of Operations

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in The United States of America and the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all of the information necessary for a comprehensive presentation of financial position and results of operations. The interim results for the period ended June 30, 2012 are not necessarily indicative of results for the full fiscal year. It is management’s opinion, however that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statements presentation.

Simplepons, Inc. is a Delaware Corporation formed on February 7, 2011. IFLI Acquisition Corp., formerly International Fight League, Inc. (“IFLI”) was incorporated in the State of Delaware on May 8, 1992. On November 1, 2011 we closed on a share exchange agreement with IFLI Acquisition Corp. and exchanged all of our outstanding shares for 37,455,000 shares of IFLI Acquisition Corp, Inc. and warrants equal to and on the same terms as those outstanding at the date of the merger. Simplepons, Inc. was the accounting acquirer and IFLI Acquisition Corp. was the accounting acquiree in the transaction that was treated as a reverse merger and recapitalization. As part of the exchange agreement, IFLI Acquisition Corp. purchased 1,012,353 shares of common stock from the principal stockholder for $335,000 and assumed net assets of $83,309 resulting in a charge to equity upon recapitalization of $251,691. The Company is deemed to have issued 2,030,870 common shares to the original shareholders of IFLI. Following the purchase, the shares were cancelled. Upon closing of the reverse merger, IFLI Acquisition Corp. was renamed Simplepons, Inc. and Simplepons, Inc. was renamed Simplepons Operations, Inc. Simplepons, Inc. and Simplepons Operations, Inc. are hereafter referred to as the “Company”. At closing, Company’s stockholders owned approximately 97% of IFLI outstanding common stock, giving effect to the stock repurchase.

The accompanying consolidated financial statements include the accounts of Simplepons, Inc. and its wholly owned subsidiary Simplepons Operations, Inc. for the three and six months ended June 30, 2012, for the three months ended June 30, 2011 and the period from February 7, 2011 (inception) to June 30, 2011. All intercompany accounts have been eliminated in the consolidation.

The Company is in the business of mobile coupon subscriptions that solves the problem of leaving your coupons at home. Their cost effective platform is designed for businesses to connect with new and existing customers.

Organization, Basis of Presentation and Nature of Operations

Simplepons, Inc. is a Delaware Corporation formed on February 7, 2011. IFLI Acquisition Corp., formerly International Fight League, Inc. (“IFLI”) was incorporated in the State of Delaware on May 8, 1992. On November 1, 2011 we closed on a share exchange agreement with IFLI Acquisition Corp. and exchanged all of our outstanding shares for 37,455,000 shares of IFLI Acquisition Corp, Inc. and warrants equal to and on the sames terms as those outstanding at the date of the merger. Simplepons, Inc. was the accounting acquirer and IFLI Acquisition Corp. was the accounting acquiree in the transaction that was treated as a reverse merger and recapitalization. As part of the exchange agreement, IFLI Acquisition Corp. purchased 1,012,353 shares of common stock from the principal stockholder for $335,000 and assumed net assets of $83,309 resulting in a charge to equity upon recapitalization of $251,691. The Company is deemed to have issued 2,030,870 common shares to the original shareholders of IFLI. Following the purchase, the shares were cancelled. Upon closing of the reverse merger, IFLI Acquisition Corp. was renamed Simplepons, Inc. and Simplepons, Inc. was renamed Simplepons Operating, Inc. Simplepons, Inc. and Simplepons Operating, Inc. are hereafter referred to as the “Company”. At closing, Company’s stockholders will own approximately 97% of IFLI outstanding common stock, giving effect to the stock repurchase.

The Company is in the business of mobile coupon subscriptions that solves the problem of leaving your coupons at home. Their cost effective platform is designed for businesses to connect with new and existing customers.

Summary of Significant Principles	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Principles

Summary of Significant Accounting Principles

(A) Going Concern

As reflected in the accompanying unaudited condensed consolidated financial statement for the period ended June 30, 2012 has a net loss of $1,428,540 and used cash in operations of $605,037. These factors raise substantial doubt about the Company’s ability to continue as a going concern. In addition there is a working capital deficiency of $214,466 and a stockholders’ deficit of $52,977 as of June 30, 2012.

The Company’s continued existence is dependent upon its ability to raise capital and to successfully market and sell its products. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide for the opportunity for the Company to continue as a going concern.

(B) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

The most significant estimates include the valuation of stock based compensation, amortization period for intangible assets and deferred tax valuation allowance.

(C) Cash and Cash Equivalents

For purposes of the cash flow statements, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. The Company at times has cash in excess of FDIC insurance limits and places its temporary cash investments with high credit quality financial institutions. At December 31, 2011 and June 30, 2012 the Company had no balances that exceeded FDIC insurance limits.

(D) Inventories

The Company’s inventories consist entirely of purchased finished goods. Inventories are stated at lower of cost or market. Cost is determined on the first-in, first-out basis. During the six months ended June 30, 2012, the Company recorded an impairment of inventory in the amount of $12,492 which is also included in the cost of goods sold.

(E) Property and Equipment

The Company values property and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company uses a five year life for computer equipment and a three year life for software.

(F) Impairment

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification No. 360, Property, Plant and Equipment , the Company carries long-lived assets at the lower of the carrying amount or fair value. Impairment is evaluated by estimating future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the assets, an impairment loss is recognized.

Fair value, for purposes of calculating impairment, is measured based on estimated future cash flows, discounted at a market rate of interest.

(G) Website Development

The Company has adopted the provisions of FASB Accounting Standards Codification No. 350 Intangible-Goodwill and Other . Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated three year life of the asset. During the six months ended June 30, 2012 and as of December 31, 2011, the Company incurred $40,820 and $114,612 in website development costs, respectively. The website was placed into service on September 30, 2011. Amortization for the period ended June 30, 2012 was $22,584.

(H) Stock-Based Compensation

The Company recognizes compensation costs to employees under FASB Accounting Standards Codification No. 718, Compensation - Stock Compensation . Under FASB Accounting Standards Codification No. 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share based compensation arrangements include stock options, restricted share plans, performance based awards, share appreciation rights and employee share purchase plans. As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

Equity instruments issued to other than employees are recorded on the basis of the fair value of the instruments, as required by FASB Accounting Standards Codification No. 505, Equity Based Payments to Non-Employees. In general, the measurement date is when either a (a) performance commitment, as defined, is reached or (b) the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the FASB Accounting Standards Codification.

(I) Loss Per Share

Basic and diluted net (loss) per common share is computed based upon the weighted average common shares outstanding as defined by FASB Accounting Standards Codification Topic 260, Earnings Per Share.” As of June 30, 2012 there were 8,150,000 options, 21,473,705 warrants and 400,000 common shares issuable upon conversion of convertible notes payable outstanding whose effect was anti-dilutive and not included in diluted net loss per share for the three and six months ended June 30, 2012. As of June 30, 2011 there were 50,000 warrants outstanding whose effect was anti-dilutive and not included in diluted net loss per share for the three months ended June 30, 2011 and the period February 7, 2011 to June 30, 2011. The options and warrants may dilute future earnings per share.

(J) Fair Value of Financial Instruments

Fair Value of Financial Instruments and Fair Value Measurements

The Company measures its financial and non-financial assets and liabilities, as well as makes related disclosures, in accordance with ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”). For certain of our financial instruments, including cash, accounts receivable, accounts payable and accrued liabilities, the carrying amounts approximate fair value due to their short maturities. Amounts recorded for convertible notes payable also approximate fair value because current interest rates available to us for debt with similar terms and maturities are substantially the same .

ASC Topic 820 provides guidance with respect to valuation techniques to be utilized in the determination of fair value of assets and liabilities. Approaches include, (i) the market approach (comparable market prices), (ii) the income approach (present value of future income or cash flow), and (iii) the cost approach (cost to replace the service capacity of an asset or replacement cost). ASC Topic 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

(L) Business Segments

The Company operates in one segment and therefore segment information is not presented.

(M) Revenue Recognition

The Company recognizes revenue in accordance with FASB Accounting Standards Codification No. 605, Revenue Recognition. In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, Delivery has occurred and collectability is reasonably assured. This criteria is met when the deal books are delivered to our customers and collectability is reasonably assured. We record these sales net of any discounts provided to our customers.

(N) Concentrations

During the three and six months ended June 30, 2012 the Company had one customer who represented 15% of sales. There were no sales during the comparable periods in 2011.

(O) Income Taxes

The Company uses the asset and liability method in accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based on difference between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

(P) Recent Accounting Pronouncements

In December 2011, FASB issued Accounting Standards Update 2011-11, Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity’s balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1 2013. The update only requires additional disclosures, as such, we do not expect that the adoption of this standard will have a material impact on our results of operations, cash flows or financial condition.

Summary of Significant Accounting Principles

(A) Going Concern

As reflected in the accompanying consolidated financial statements, for the period February 7, 2011(Inception) to December 31, 2011 the Company has a net loss of $831,590 and used cash in operations of $489,045. These factors raise substantial doubt about the Company’s ability to continue as a going concern

The Company’s continued existence is dependent upon its ability to raise capital and to successfully market and sell its products. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide for the opportunity for the Company to continue as a going concern.

(B) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

The most significant estimates include the valuation of stock based compensation, amortization period for intangible assets and deferred tax valuation allowance.

(C) Cash and Cash Equivalents

For purposes of the cash flow statements, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. The Company at times has cash in excess of FDIC insurance limits and places its temporary cash investments with high credit quality financial institutions. At December 31, 2011 the Company had no balances that exceeded FDIC insurance limits.

(D) Inventories

The Company’s inventories consist entirely of purchased finished goods. Inventories are stated at lower of cost or market. Cost is determined on the first-in, first-out basis.

(E) Property and Equipment

The Company values property and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company uses a five year life for computer equipment and a three year life for software.

(F) Impairment

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification No. 360, Property, Plant and Equipment, the Company carries long-lived assets at the lower of the carrying amount or fair value. Impairment is evaluated by estimating future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the assets, an impairment loss is recognized.

Fair value, for purposes of calculating impairment, is measured based on estimated future cash flows, discounted at a market rate of interest.

There was no impairment losses recorded during the period ended December 31, 2011.

(G) Website Development

The Company has adopted the provisions of FASB Accounting Standards Codification No. 350 Intangible-Goodwill and Other. Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated three year life of the asset. During the period February 7, 2011(Inception) to December 31, 2011, the Company incurred $114,612 in website development costs. The website was put into service on September 30, 2011. Amortization for the period February 7, 2011(Inception) to December 31, 2011 was $8,301.

(H) Stock-Based Compensation

The Company recognizes compensation costs to employees under FASB Accounting Standards Codification No. 718, Compensation – Stock Compensation. Under FASB Accounting Standards Codification No. 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share based compensation arrangements include stock options, restricted share plans, performance based awards, share appreciation rights and employee share purchase plans. As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

Equity instruments issued to other than employees are recorded on the basis of the fair value of the instruments, as required by FASB Accounting Standards Codification No. 505, Equity Based Payments to Non-Employees. In general, the measurement date is when either a (a) performance commitment, as defined, is reached or (b) the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the FASB Accounting Standards Codification.

(I) Loss Per Share

Basic and diluted net (loss) per common share is computed based upon the weighted average common shares outstanding as defined by FASB Accounting Standards Codification Topic 260, “Earnings Per Share.” As of December 31, 2011 there were 25,379,412 options, warrants and shares issuable upon conversion of notes payable outstanding, whose effect was anti-dilutive and not included in diluted net loss per share. The options and warrants may dilute future earnings per share.

(J) Fair Value of Financial Instruments

The carrying amounts of the Company’s accounts payable and accrued expenses related approximate fair value due to the relatively short period to maturity for these instruments.

(K) Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-25”). Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company’s income tax expense differs from the “expected” tax expense for federal income tax purpose by applying the Federal & State blended rate of 37.63% as follows:

December 31, 2011

Expected income tax benefit (expense) at the statutory rate of 37.63%	$(313,003)
Tax effect of expenses that are not deductible for income tax purposes	102,906
Change in valuation allowance	210,097

Provision for income taxes	$—

The components of deferred income taxes are as follows:
2011

Deferred income tax asset:
Net operating loss carryforwards	$210,097
Valuation allowance	(210,097)
Deferred income taxes	$—

As of December 31, 2011, the Company has a net operating loss carry forward of approximately $558,321 available to offset future taxable income through 2031.  This results in deferred tax assets of approximately $210,097 as of December 31, 2011. The valuation allowance at December 31, 2011 was approximately $210,097. The change in the valuation allowance for the period February 7, 2011(Inception) to December 31, 2011 was an increase of $210,097.

The Company’s federal income tax return for the year ended December 31, 2011 is subject to examination by the Internal Revenue Service.

(L) Business Segments

The Company operates in one segment and therefore segment information is not presented.

(M) Revenue Recognition

The Company recognizes revenue in accordance with FASB Accounting Standards Codification No. 605, Revenue Recognition. In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, Delivery has occurred and collectability is reasonably assured. This criteria is met when the deal books are delivered to our customers and collectability is reasonably assured. We record these sales net of any discounts provided to our customers.

(N) Concentrations

During the year ended December 31, 2011 the Company had four customers who represented 33%, 20%, 16% and 12% of sales and one customer that represented 100% of accounts receivable at December 31, 2011.

(O) Recent Accounting Pronouncements

In June, 2011, the FASB issued ASU No. 2011-05, which amends ASC Topic 220, Comprehensive Income. Under the amendment, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this ASU should be applied retrospectively.

Additionally, the FASB issued a second amendment to ASC Topic 220 in December 2011, ASU No. 2011-12, which allows companies the ability to defer certain aspects of ASU 2011-05. For public entities, these amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The amendments do not require any transition disclosures.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other, which simplifies how an entity is required to test goodwill for impairment. This ASU will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted.

Property and Equipment	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and Equipment

At June 30, 2012 and December 31, 2011 property and equipment consisted of the following:

	June 30,	December 31,
	2012	2011
	(Unaudited)
Computers and equipment	$19,448	$16,468
Accumulated depreciation	(2,732)	(778)
Balance	$16,716	$12,690

Depreciation expense for three and six months ended June 30, 2012, the three months ended June 30, 2011 and the period from February 7, 2011 to June 30, 2011 was $1,040 ,$1,954, $30 and $30 respectively.

Property and Equipment

At December 31, 2011 property and equipment consisted of the following:

Computer equipment	$13,468
Less accumulated depreciation	(778)

$12,690

Depreciation expense for the period February 7, 2011(Inception) to December 31, 2011 was $778.

Commitments and Contigencies	11 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments and Contigencies

Commitments and Contingencies

Employment Agreements

Effective February 15, 2011, the Company entered into employment agreements with its President and Vice President. The employment agreements each provided for a term of five years. Pursuant to the terms of the employment agreements, each of these executive officers will receive an annual salary during the first and second years of the term of the employment agreement of $50,000, which is increased to $75,000 per year in the third year of the term, to $100,000 per year in the fourth year of the term and to $150,000 per year in the final year of the term of the agreement.  The agreement will terminate upon the death or disability of the officers.  In addition, the agreement may be terminated by either party without cause or by the Company for cause.  Upon the termination of the agreement, the officers are not entitled to any severance payments and the Company is only obligated to compensate the officer through the date of termination.  If the Company should terminate the agreement without cause, the non-compete provisions of the agreement terminate.

On November 16, 2011, the Company entered into a new five year employment agreements with its President and Vice President which superseded their prior agreements with our subsidiary, SimplePons, Inc. Under the terms of these agreements, the Company agreed to pay each of them an annual salary of $100,000 for the period commencing on the effective date and ending on December 31, 2012, and thereafter for the period commencing on January 1, 2013 and ending on December 31, 2013, a base salary at an annual rate $125,000, and thereafter for the period commencing January 1, 2014 until the end of the term of this agreement, a base salary at an annual rate of $150,000. Each executive is also entitled to an annual bonus of at the discretion of our board of directors. Each of these executive officers is also entitled to participate in all benefit programs we offer our employees. The agreements, which contain an automatic yearly renewal provision, contain customary confidentially and non-compete provisions. As additional compensation the Company granted options to both executives to purchase an aggregate of 2,000,000 shares of common stock vesting quarterly in arrears over three years (See note 6(e)). Each employee’s employment may be terminated upon his death or disability and with or without cause. In the event we should terminate his employment upon his death or disability, he is entitled to his then current base salary for a period of three months from the date of termination and all granted but unvested options are immediately vested. In the event we should terminate the agreement for cause or if he should resign, he is entitled to payment of his base salary through the date of termination. At our option, we may terminate his employment without cause, in which event he is entitled to payment of his then base salary and bonus through the date of termination together with one years’ salary payable in a lump sum at the date of termination and all granted but unvested options are immediately vested. Salary expense including payroll taxes for the period February 7, 2011(Inception) to December 31, 2011 was $82,920 and is accrued as of December 31, 2011.

On November 16, 2011, the Company entered into a new five year employment agreements with its Chief Financial Officer, which is effective November 16, 2011. Under the terms of this agreement, we agreed to pay our Chief Financial Officer an annual salary of $70,000 for the period commencing on the effective date and ending on December 31, 2012, and thereafter for the period commencing on January 1, 2013 and ending on December 31, 2013, a base salary at an annual rate $87,500, and thereafter for the period commencing January 1, 2014 until the end of the term of this agreement, a base salary at an annual rate of $109,375. He is also entitled to an annual bonus of at the discretion of our board of directors. The agreements, which contain an automatic yearly renewal provision, contain customary confidentially and non-compete provisions. As additional compensation the Company granted options to the executive to purchase an aggregate of 500,000 shares of common stock vesting quarterly in arrears over three years (See note 6(e)). Each employee’s employment may be terminated upon his death or disability and with or without cause. In the event we should terminate his employment upon his death or disability, he is entitled to his then current base salary for a period of three months from the date of termination and all granted but unvested options are immediately vested. In the event we should terminate the agreement for cause or if he should resign, he is entitled to payment of his base salary through the date of termination. At our option, we may terminate his employment without cause, in which event he is entitled to payment of his then base salary and bonus through the date of termination together with one years’ salary payable in a lump sum at the date of termination and all granted but unvested options are immediately vested. Salary expense including payroll taxes for the period February 7, 2011(Inception) to December 31, 2011 was $9,419 and is accrued as of December 31, 2011.

Lease Commitments

On November 10, 2011, the Company leased approximately 3,200 square feet of office space from an unaffiliated third party under the terms of a three year agreement from December 15, 2011 through December 14, 2014. Future minimum lease commitments due under the operating lease at December 31, 2011 are as follows:

2012:	$60,375
2013:	61,387
2014:	62,433
$184,195

Convertible Note Payable - Related Party	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Convertible Note Payable - Related Party

Convertible Note Payable -Related Party

On January 24, 2012, the Company entered into a 4% convertible promissory note with its Chief Operating Officer in the amount of $40,000. The note is due on January 24, 2013 prior to the maturity date, the Company has the option to convert the principle and accrued interest into shares of the Company’s common stock at $0.10 per share. The fair value of the conversion was equal to the Company’s stock price on the date of issuance and no beneficial conversion was recorded. Interest expense for the three and six months ended June 30, 2012 amount to $399 and $693.

Liquidated Damages	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Liquidated Damages

Liquidated Damages

Pursuant to the Company’s private placement completed during the six months ended June 30, 2012 in the gross amount of $370,000, as of June 30, 2012 purchasers under the private placement (the “Holders”) are entitled to liquidated damages if a registration statement covering the resale of the 1,480,000 shares of common stock sold under the private placement (the “Registrable Securities”) is not filed within 60 days of the termination date of the private placement on May 15, 2012 and declared effective within 150 days of the termination date. The Company shall make pro rata payments to each Holder, in an amount equal to 1.0% of the aggregate amount invested by such Holder (based upon the number of Registrable Securities then owned by such Holder) for each 30-day period or pro rata for any portion thereof following the date by which such Registration Statement should have been filed or effective (the “Blackout Period”). Such payments can be made in cash or shares of common stock with the fair market value on the date of issuance and shall constitute the Holder’s exclusive monetary remedy for such events, but shall not affect the right of the Holder to seek injunctive relief. The amounts payable as liquidated damages shall be paid monthly within ten (10) business days of the last day of each month following the commencement of the Blackout Period until the termination of the Blackout Period. Such payments shall be made to each holder at the sole option of the Company in either cash or shares of Common Stock. As of August 14, 2012, the Company has not filed the required registration statement. As of June 30, 2012, the Company recorded liquidated damages of $14,800.

Related Party Transactions	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

Related Party Transactions

On November 16, 2011, the Company entered into a new five year employment agreements with its President and Vice President which superseded their prior agreements with our subsidiary, SimplePons Operations, Inc. Under the terms of these agreements, the Company agreed to pay each of them an annual salary of $100,000 for the period commencing on the effective date and ending on December 31, 2012, and thereafter for the period commencing on January 1, 2013 and ending on December 31, 2013, a base salary at an annual rate $125,000, and thereafter for the period commencing January 1, 2014 until the end of the term of this agreement, a base salary at an annual rate of $150,000. Each executive is also entitled to an annual bonus of at the discretion of our board of directors. Each of these executive officers is also entitled to participate in all benefit programs we offer our employees. The agreements, which contain an automatic yearly renewal provision, contain customary confidentially and non-compete provisions. Each employee’s employment may be terminated upon his death or disability and with or without cause. In the event we should terminate his employment upon his death or disability, he is entitled to his then current base salary for a period of three months from the date of termination and all granted but unvested options are immediately vested. In the event we should terminate the agreement for cause or if he should resign, he is entitled to payment of his base salary through the date of termination. At our option we may terminate his employment without cause, in which event he is entitled to payment of his then base salary and bonus through the date of termination together with one years’ salary payable in a lump sum at the date of termination and all granted but unvested options are immediately vested. As of June 30, 2012 accrued salaries including payroll taxes are $168,804.

On November 16, 2011, the Company entered into a new five-year employment agreement with its Chief Financial Officer, which is effective November 16, 2011. Under the terms of this agreement, we agreed to pay our Chief Financial Officer an annual salary of $70,000 for the period commencing on the effective date and ending on December 31, 2012, and thereafter for the period commencing on January 1, 2013 and ending on December 31, 2013, a base salary at an annual rate $87,500, and thereafter for the period commencing January 1, 2014 until the end of the term of this agreement, a base salary at an annual rate of $109,375. He is also entitled to an annual bonus of at the discretion of our board of directors. The agreements, which contain an automatic yearly renewal provision, contain customary confidentially and non-compete provisions. Each employee’s employment may be terminated upon his death or disability and with or without cause. In the event we should terminate his employment upon his death or disability, he is entitled to his then current base salary for a period of three months from the date of termination and all granted but unvested options are immediately vested. In the event we should terminate the agreement for cause or if he should resign, he is entitled to payment of his base salary through the date of termination. At our option we may terminate his employment without cause, in which event he is entitled to payment of his then base salary and bonus through the date of termination together with one years’ salary payable in a lump sum at the date of termination and all granted but unvested options are immediately vested. As of June 30, 2012, accrued salary including payroll taxes was $41,714. On February 8, 2012, the Company issued its Chief Financial Officer an additional grant of options to purchase an aggregate of 1,000,000 shares of our common stock at an exercise price of $0.75 per share, which vest quarterly over three-years beginning on February 8, 2012.

On January 20, 2012, the Company entered into a three-year employment with our new Chief Operating Officer. Under the terms of this agreement, the Company agreed to pay our Chief Operating Officer an annual salary of $150,000. As additional compensation, the Company granted options to purchase an aggregate of 3,000,000 shares of our common stock at an exercise price of $0.75 per share, which vest quarterly over three-year beginning on August 1, 2012. Our Chief Operating Officer may be terminated upon his death or disability and with or without cause. In the event we should terminate his employment upon his death or disability, he is entitled to his then current base salary for a period of three months from the date of termination and all vested options remain exercisable through the original terms of the options. In the event we should terminate the agreement for cause or if he should resign, he is entitled to payment of his base salary through the date of termination. At our option we may terminate his employment without cause. If we terminate him without cause within six months from the date of the agreement, he is not entitled to any compensation and all granted but unvested options immediately terminate. In the event we should terminate him without cause after the six-month anniversary of the employment agreement, he is entitled to payment of his then base salary and bonus through the date of termination together with three months’ salary payable in a lump sum on the date of termination and all vested options remain exercisable through the original option term. As of June 30, 2012 accrued salaries including payroll taxes was $50,319.

On January 24, 2012, the Company entered into a 4% convertible promissory note with its Chief Operating Officer in the amount of $40,000. The note is due on January 24, 2013 prior to the maturity date, the Company has the option to convert the principal and accrued interest into shares of the Company’s common stock at $0.10 per share. The fair value of the conversion was equal to the Company’s stock price on the date of issuance and no beneficial conversion was recorded. Interest expense for the three and six months ended June 30, 2012 amount to $399 and $693.

Related Party Transactions

In February 2011 the Company issued a total of 40,000,000 shares of common stock to its two founders. The founders paid $5,000 ($0.000125 per share) for such shares of common stock.

Effective February 15, 2011, the Company entered into employment agreements with its President and Vice President. The employment agreements each provided for a term of five years. Pursuant to the terms of the employment agreements, each of these executive officers will receive an annual salary during the first and second years of the term of the employment agreement of $50,000, which is increased to $75,000 per year in the third year of the term, to $100,000 per year in the fourth year of the term and to $150,000 per year in the final year of the term of the agreement. The agreement will terminate upon the death or disability of the officers. In addition, the agreement may be terminated by either party without cause or by the Company for cause.

On November 16, 2011, the Company entered into a new five year employment agreements with its President and Vice President which superseded their prior agreements with our subsidiary, SimplePons, Inc. Under the terms of these agreements, the Company agreed to pay each of them an annual salary of $100,000 for the period commencing on the effective date and ending on December 31, 2012, and thereafter for the period commencing on January 1, 2013 and ending on December 31, 2013, a base salary at an annual rate $125,000, and thereafter for the period commencing January 1, 2014 until the end of the term of this agreement, a base salary at an annual rate of $150,000. Each executive is also entitled to an annual bonus of at the discretion of our board of directors. Each of these executive officers is also entitled to participate in all benefit programs we offer our employees. The agreements, which contain an automatic yearly renewal provision, contain customary confidentially and non-compete provisions. Each employee’s employment may be terminated upon his death or disability and with or without cause. In the event we should terminate his employment upon his death or disability, he is entitled to his then current base salary for a period of three months from the date of termination and all granted but unvested options are immediately vested. In the event we should terminate the agreement for cause or if he should resign, he is entitled to payment of his base salary through the date of termination. At our option we may terminate his employment without cause, in which event he is entitled to payment of his then base salary and bonus through the date of termination together with one years’ salary payable in a lump sum at the date of termination and all granted but unvested options are immediately vested. Salary expense including payroll taxes for the period February 7, 2011(Inception) to December 31, 2011 was $82,920 and is accrued as of December 31, 2011.

On November 16, 2011, the Company entered into a new five-year employment agreement with its Chief Financial Officer, which is effective November 16, 2011. Under the terms of this agreement, we agreed to pay our Chief Financial Officer an annual salary of $70,000 for the period commencing on the effective date and ending on December 31, 2012, and thereafter for the period commencing on January 1, 2013 and ending on December 31, 2013, a base salary at an annual rate $87,500, and thereafter for the period commencing January 1, 2014 until the end of the term of this agreement, a base salary at an annual rate of $109,375. He is also entitled to an annual bonus of at the discretion of our board of directors. The agreements, which contain an automatic yearly renewal provision, contain customary confidentially and non-compete provisions. Each employee’s employment may be terminated upon his death or disability and with or without cause. In the event we should terminate his employment upon his death or disability, he is entitled to his then current base salary for a period of three months from the date of termination and all granted but unvested options are immediately vested. In the event we should terminate the agreement for cause or if he should resign, he is entitled to payment of his base salary through the date of termination. At our option we may terminate his employment without cause, in which event he is entitled to payment of his then base salary and bonus through the date of termination together with one years’ salary payable in a lump sum at the date of termination and all granted but unvested options are immediately vested. Salary expense including payroll taxes for the period February 7, 2011(Inception) to December 31, 2011 was $9,419 and is accrued as of December 31, 2011 options are immediately vested.

Stockholders' Equity	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Stockholders' Equity

Stockholders’ Equity

(A) Authorized Shares

The Company is authorized to issue 400,000,000 shares of common stock, par value $0.01 per shares and 5,000,000 shares of preferred stock, par value $0.01 per share with rights and preferences to be determined by the Board of Directors.

(B) Sales of Common Stock

On January 20, 2012, the Company issued 450,000 Units of its securities in a private placement to two accredited investors. The price of these Units was $0.50 per unit. Each Unit consists of one share of common stock and one three year Series C Warrant. Each Series C Warrant entitles the holder to purchase one share of common stock at an exercise price of $0.50 per share. Upon 30 days’ notice, we have the right to call the warrants at $0.0001 per warrant if our stock is currently quoted for trading in the over the counter market, the closing price of our common stock is $.50 or more for five consecutive trading days and there is an effective registration statement covering the resale of the shares of common stock underlying the Series C Warrants. We received proceeds of $225,000.

During the six months ended June 30, 2012 the Company issued 1,480,000 shares of common stock in a private placement to six accredited investors. The price of the common stock was $0.25 per share. Pursuant to the placement agent the agreement the Company issued warrants to purchase 148,000 shares of common stock at a price a $.25 to the placement agent and paid a 10% commission as well as a 2% expense allowance and legal and professional fees of $86,126. The Company received net proceeds of $283,874.

(C) Common Stock Issued for Services

In May 2011, the Company issued 4,000,000 shares of common stock valued at $200,000 ($0.05 per share) based on contemporaneous stock sales and $50,000 cash to a consultant for management consulting, business advisory, strategic planning and public relations. On August 26, 2011 the Company amended to agreement and agreed to pay the consultant an additional $50,000 for services under this agreement. On February 3, 2012, the Company agreed to amend a May 18, 2011 consulting agreement to pay the consultant an additional $30,000 upon receipt of additional funding. The term of the agreement is for one year and expires on May 17, 2012. For the period February 7, 2011(Inception) to June 30, 2012 the Company has expensed a total of $330,000 as of June 30, 2012. Expense for the three and six months ended June 30, 2012 amounted to $53,684 and $150,794.

In August 2011, the Company issued 4,000,000 shares of common stock valued at $200,000 ($0.05 per share) based on contemporaneous stock sales to a consultant for a variety of services to the Company, including industry analysis, identifying and introducing potential strategic partners to the Company, evaluations of competitors and development of strategies to increase the Company’s competitiveness and advice on effective management of relationships with investment banking firms. The term of the agreement is for two years and expires on August 15, 2013. For the period February 7, 2011(Inception) to June 30, 2012 the Company has expensed a total of $87,500 and recorded a prepaid expense of $112,500 as of June 30, 2012. Expense for the three and six months ended June 30, 2012 amounted to $25,000 and $50,000.

In August 2011, the Company issued 2,000,000 shares of common stock valued at $100,000 ($0.05 per share) based on contemporaneous stock sales to a consultant for a variety of services to the Company, including industry analysis, identifying and introducing potential strategic partners to the Company, evaluations of competitors and development of strategies to increase the Company’s competitiveness and advice on effective management of relationships with investment banking firms. The term of the agreement is for two years and expires on August 15, 2013. For the period February 7, 2011(Inception) to June 30, 2012 the Company has expensed a total of $43,750 and recorded a prepaid expense of $56,250 as of June 30, 2012. Expense for the three and six months ended June 30, 2012 amounted to $12,500 and $25,000.

On February 15, 2012, the Company engaged an investment banking firm to serve as our exclusive financial advisor. Under the terms of the one year agreement, the investment banker will provide the Company with financial advisory and investment banking services for an annual fee of $60,000. The Company has agreed to reimburse the investment banking firm for its expenses incurred in connection with the engagement and to pay it certain additional transactional fees. The Company has also granted the investment bank firm the right to serve as our investment banker for any private or public offering of our securities and in certain other transactions, upon such terms as the parties may mutually agree. As of June 30, 2012 accrued investment banking fees amounted to $22,500.

In June 2012, the Company issued 500,000 shares of common stock valued at $125,000 ($0.25 per share) based on contemporaneous stock sales to a consultant for investor relations. All shared were considered earned upon receipt. Expense for the three and six months ended June 30, 2012 amounted to $125,000 and $125,000.

(D) Stock Options

On November 1, 2011, the Company granted a total of 4,100,000 stock options to employees and officers including 2,500,000 options to Officers. The option vest quarterly over a period of three years and have an exercise price of $0.275 per share. The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 87%, risk free interest rate of .87%, and expected life of 4 years. For the three and six months ended June 30, 2012 the Company expensed $19,548 and $45,324 as the fair value.

During the three and six months ended June 30, 2012 , the Company granted a total of 4,300,000 stock options to employees and officers including 4,000,000 options to officers. The option vest quarterly over a period of three years and have an exercise price of $0.75 per share. The options were valued at $539,177 using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual comparative companies volatility due to the stock being thinly traded of 87%, risk free interest rate of .87%, and expected life of 4 years using the simplified method. For the three and six months ended June 30, 2012 the Company expensed $42,652 and $106,630.

On April 30, 2012, the Company hired a Director of Engineering. Under the terms of the employment offer letter agreement, the Director of Engineering receives an annual salary of $115,000 and will be eligible to participate in our existing benefit programs. As additional compensation, we granted options to purchase 800,000 shares of our common stock with an exercise price of $0.45 per share that vest quarterly in arrears over three years. Employment is terminable by either party at any time, with or without cause. The option vest quarterly over a period of three years and have an exercise price of $0.45 per share. The options were valued at $118,640 using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual comparative companies volatility due to the stock being thinly traded of 101%, risk free interest rate of .39%, and expected life of four years using the simplified method. For the three and six months ended June 30, 2012 the Company expensed $12,116 and $12,116.

		Weighted Avg. Exercise
Options:	Shares	Price
Balance, December 31, 2011	4,100,000	$.75
Granted	5,100,000	0.70
Exercised	—	—
Expired	(1,050,000)	$.275
Balance at June 30, 2012	8,150,000	$.53

Options exercisable at June 30, 2012	1,353,205	$.35

The following table summarizes information about options for the Company as of June 30, 2012:

	2012 Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2012	Weighted Average Remaining Contractual	Weighted Average Exercise Price	Number Exercisable at June 30, 2012	Weighted Average Exercise Price
$.275	3,350,000	4.34	$.275	1,152,784	$.275
$.45	800,000	4.8	$.45	—	$—
$.75	4,000,000	4.58	$.75	200,422	$.75

Stockholders’ Equity

(A) Authorized Shares

The Company is authorized to issue 400,000,000 shares of common stock, par value $0.01 per share, and 1,000,000 shares of preferred stock, par value $0.0001 per share with rights and preferences to be determined by the Board of Directors.

On November 2, 2011, the Company's stockholders approved a 2 for 1 forward stock split for its common stock. As a result, stockholders of record at the close of business on December 16, 2011, received two shares of common stock for every one share held. Common stocks, additional paid-in capital, share and per share data for prior periods have been restated to reflect the stock split as if it had occurred at the beginning of the earliest period presented.

(B) Sales of Common Stock

In February 2011 the Company issued a total of 40,000,000 shares of common stock to its two founders. The founders paid $5,000 ($0.000125 per share) for such shares of common stock.

In February 2011 the Company sold 2,000,000 shares of common stock to an investor for $2,500 ($0.00125 per share).

In February 2011 the Company sold 1,000,000 shares of common stock to an investor for $2,500 ($0.00125 per share).

Between March 2011 and October 31, 2011, the Company issued 20,010,000 Units of its securities in a private placement to accredited investors.  The price of these Units was $0.05 per unit. Each Unit consists of one share of common stock and one three year Series A Warrant.  Each Series A Warrant entitles the holder to purchase one share of common stock at an exercise price of $0.25 per share. Upon 30 days’ notice, we have the right to call the warrants at $0.0001 per warrant if our stock is currently quoted for trading in the over the counter market, the closing price of our common stock is $.25 or more for five consecutive trading days and there is an effective registration statement covering the resale of the shares of common stock underlying the Series A Warrants.  We received proceeds of $988,718, net of expenses of $11,783 from this offering.

In December 2011, the Company issued 200,000 Units of its securities in a private placement to an accredited investor.  The price of these Units was $0.05 per unit. Each Unit consists of one share of common stock and one three year Series B Warrant.  Each Series B Warrant entitles the holder to purchase one share of common stock at an exercise price of $0.50 per share. Upon 30 days’ notice, we have the right to call the warrants at $0.0001 per warrant if our stock is currently quoted for trading in the over the counter market, the closing price of our common stock is $.50 or more for five consecutive trading days and there is an effective registration statement covering the resale of the shares of common stock underlying the Series B Warrants.  We received proceeds of $50,000.

(C) Common Stock Issued for Services

In March 2011, the Company issued 1,000,000 shares of common stock valued at $50,000 ($0.05 per share) based on contemporaneous stock sales to consultant for accounting services. The $50,000 was expensed.

In March 2011, the Company issued 400,000 shares of common stock valued at $20,000 ($0.05 per share) based on contemporaneous stock sales for legal services. The $20,000 was expensed.

In May 2011, the Company issued 4,000,000 shares of common stock valued at $200,000 ($0.05 per share) based on contemporaneous stock sales and $50,000 cash to a consultant for management consulting, business advisory, strategic planning and public relations. On August 26, 2011 the Company amended to agreement and agreed to pay the consultant an additional $50,000 for services under this agreement. The term of the agreement is for one year and expires on May 17, 2012. For the period February 7, 2011(Inception) to December 31, 2011 the Company has expensed a total of $179,205 and recorded a prepaid expense of $120,794, respectively as of December 31, 2011.

In May 2011, the Company issued 500,000 shares of common stock valued at $25,000 ($0.05 per share) based on contemporaneous stock sales for assistance in developing its website. The $25,000 was capitalized.

In August 2011, the Company issued 4,000,000 shares of common stock valued at $200,000 ($0.05 per share) based on contemporaneous stock sales to a consultant for a variety of services to the Company, including industry analysis, identifying and introducing potential strategic partners to the Company, evaluations of competitors and development of strategies to increase the Company’s competitiveness and advice on effective management of relationships with investment banking firms. The term of the agreement is for two years and expires on August 15, 2013. For the period February 7, 2011(Inception) to December 31, 2011 the Company has expensed a total of $37,500 and recorded a prepaid expense of $162,500 as of December 31, 2011.
In August 2011, the Company issued 2,000,000 shares of common stock valued at $100,000 ($0.05 per share) based on contemporaneous stock sales to a consultant for a variety of services to the Company, including industry analysis, identifying and introducing potential strategic partners to the Company, evaluations of competitors and development of strategies to increase the Company’s competitiveness and advice on effective management of relationships with investment banking firms. The term of the agreement is for two years and expires on August 15, 2013. For the period February 7, 2011(Inception) to December 31, 2011 the Company has expensed a total of $18,750 and recorded a prepaid expense of $81,250 as of December 31, 2011.

(D) Stock Options

November 1, 2011, the Company granted a total of 4,100,000 stock options to Employees and Officers including 2,500,000 options to Officers. The option vest quarterly over a period of three years and have an exercise price of $0.275 per share. The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 87%, risk free interest rate of .87%, and expected life of 4 years. For the year ended December 31, 2011 the Company expensed $17,184 as the fair value.

Weighted
Avg.
Exercise
Options:	Shares	Price
Balance at February 7, 2011 (Inception)	—	$—
Issued	4,100,000	.275
Exercised	—	—
Expired	—	—
Balance at December 31, 2011	4,100,000	$.275
Options exercisable at December 31, 2011	—	$—

The following table summarizes information about options for the Company as of December 31, 2011:

	2011 Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$.275	4,100,000	3.83	$.275	—	—

Warrants	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Warrants

Warrants

The following tables summarize all warrant grants for the six months ended June 30, 2012, and the related changes during this period.

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at December 31, 2011	20,879,412	$.89
Granted	598,000	0.44
Exercised	—	—
Expired	(3,706)	250.00
Balance at June 30, 2012	21,473,705	$.88
Warrants Exercisable at June 30 , 2012	21,473,705	.88

In connection with a private placement in 2007, the Company issued 13,976,180 warrants with an exercise price of $1.05 that expires on August 6, 2012. The exercise price and number of warrant shares issuable upon exercise of the warrants are subject to adjustment from time to time for stock dividends and splits and fundamental transactions, which include a merger or consolidation or any sale of all or substantially all of the Company’s assets, any tender offer or exchange offer is completed pursuant to which holders of the Company’s common stock are permitted to tender or exchange their shares for other securities, cash or property, or any reclassification of the Company’s common stock or any compulsory share exchange pursuant to which the Company’s common stock is effectively converted into or exchanged for other securities, cash or property. The warrants also contain a cashless exercise provision. In the case of a fundamental transaction, the warrant holders will be entitled to rights equivalent to the common shareholders as if the warrant shares were issued immediately prior to the fundamental transaction. The investor warrants also provide that if the Company offers or sells stock in a subsequent equity sale at a price below the warrant exercise price then in effect, then the number of warrant shares issuable will be increased such that the aggregate exercise price of the warrants, after taking into account an equivalent price decrease, shall be equal to the aggregate exercise price prior to such adjustment (“reset provision”). Under ASC 815-40-15, the Company is required to account for warrants with reset provisions when the following three items are present (1) one or more underlying amounts or payments are required (2) no initial net investment or an initial net investment that is smaller than would be required for other types of contracts (3) its terms require or permit net settlement, it can be readily settled net by means outside the contract or it provides for delivery of an asset that puts the recipient in a position not substantially different from the net settlement. ASC 815-40-15 further defines the requirement that the assets are readily convertible to cash. Due to the lack of a public market for the Company’s securities, the Company determined that the warrants were not readily convertible to cash and therefore no derivative liability has been recorded. As of June 30, 2012, the total warrants outstanding have reset to 681,140 shares with an exercise price of $19.52 per share.

Warrants

The following tables summarize all warrant grants for the period February 7, 2011 (Inception) to December 31, 2011, and the related changes during these periods are presented below.

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at February 7, 2011 (Inception)	—	—
Warrants included with reverse merger	669,412	$21.24
Granted	20,210,000	0.25
Exercised	—	—
Expired	—	—
Balance at December 31, 2011	20,879,412	$0.92
Warrants Exercisable at December 30, 2011	20,879,412	0.92

In connection with a private placement in 2007, the Company issued 13,976,180 warrants with an exercise price of $1.05 that expires on August 6, 2012. The exercise price and number of warrant shares issuable upon exercise of the warrants are subject to adjustment from time to time for stock dividends and splits and fundamental transactions, which include a merger or consolidation or any sale of all or substantially all of the Company’s assets, any tender offer or exchange offer is completed pursuant to which holders of the company’s common stock are permitted to tender or exchange their shares for other securities, cash or property, or any reclassification of the Company’s common stock or any compulsory share exchange pursuant to which the Company’s common stock is effectively converted into or exchanged for other securities, cash or property. The warrants also contain a cashless exercise provision. In the case of a fundamental transaction, the warrant holders will be entitled to rights equivalent to the common shareholders as if the warrant shares were issued immediately prior to the fundamental transaction. The investor warrants also provide that if the Company offers or sells stock in a subsequent equity sale at a price below the warrant exercise price then in effect, then the number of warrant shares issuable will be increased such that the aggregate exercise price of the warrants, after taking into account an equivalent price decrease, shall be equal to the aggregate exercise price prior to such adjustment (“reset provision”). Under ASC 815-40-15, the Company is required to account for warrants with reset provisions when the following three items are present (1) one or more underlying amounts or payments are required (2) no initial net investment or an initial net investment that is smaller than would be required for other types of contracts (3) its terms require or permit net settlement, it can be readily settled net by means outside the contract or it provides for delivery of an asset that puts the recipient in a position not substantially different from the net settlement. ASC 815-40-15 further defines the requirement that the assets are readily convertible to cash. Due to the lack of a public market for the company’s securities, the Company determined that the warrants were not readily convertible to cash and therefore no derivative liability has been recorded. As of December 31, 2011, the total warrants outstanding have reset to 664,913 shares with an exercise price of $19.90 per share.

During 2007 and 2008, the Company issued 4,499 warrants to individuals for services at exercise prices ranging from $60.00 to $250 per warrant.

Subsequent Events	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Subsequent Events

Subsequent to June 30, 2012, the Company issued Units of its securities in a private placement to accredited investors. The price of these units was $0.10 per unit. Each unit consists of one share of common stock and one three year Series D Warrant. Each Series D Warrant entitles the holder to purchase one share of common stock at an exercise price of $0.25 per share. We received gross proceeds of $255,000.

On July 23, 2012 the Company issued 900,000 shares of common stock valued at $90,000, ($0.10 per share) based on contemporaneous stock sales to a consultant, as compensation for services to be rendered to it under the terms of a three year Advisory Agreement.

On August 1, 2012 the Company entered into an three year Advisory Agreement with Dr. David Greenfield pursuant to which it engaged him to provide various advisory services to us including, (i) brand advisory services to evaluate existing practices or establish new processes, (ii) corporate and product brand identity strategy development, (iii) corporate positioning, (iv) brand architecture analysis and system development, (v) advertising strategy development, (vi) creative and strategic resource identification and management, and (vii) new business support, as well as such additional related services as we may request from time to time. As compensation for these services, the Company issued him 450,000 shares of its common stock valued at $45,000.

On August 6, 2012 the Company entered into an Investor Relations and Consulting Agreement with Acorn Management Partners, L.L.C. Under the terms of this six-month agreement, the Company engaged the firm to provide various consulting services to it and as compensation agreed to issue the firm and its designee an aggregate of 600,000 shares of our common stock valued at $60,000 ($.10 per share) based on contemporaneous stock sales and to reimburse the firm for its out of pocket expenses. After 90 days, the agreement may be terminated by the Compay, in its sole discretion, upon seven days notice; however, in the event the Company should terminate it is not entitled to a refund of any of the compensation. The Company also granted the consultant piggy-back registration rights for the shares issued as compensation.

Subsequent Events

On January 20, 2012, the Company entered into a three-year employment with our new Chief Operating Officer. Under the terms of this agreement, the Company agreed to pay our Chief Operating Officer an annual salary of $150,000. As additional compensation, the Company granted options to purchase an aggregate of 3,000,000 shares of our common stock at an exercise price of $0.75 per share, which vest quarterly over three-year beginning on August 1, 2012. Our Chief Operating Officer may be terminated upon his death or disability and with or without cause. In the event we should terminate his employment upon his death or disability, he is entitled to his then current base salary for a period of three months from the date of termination and all vested options remain exercisable through the original terms of the options. In the event we should terminate the agreement for cause or if he should resign, he is entitled to payment of his base salary through the date of termination. At our option we may terminate his employment without cause. If we terminate him without cause within six months from the date of the agreement, he is not entitled to any compensation and all granted but unvested options immediately terminate. In the event we should terminate him without cause after the six-month anniversary of the employment agreement, he is entitled to payment of his then base salary and bonus through the date of termination together with three months’ salary payable in a lump sum on the date of termination and all vested options remain exercisable through the original option term.

On January 20, 2012, the Company issued 450,000 Units of its securities in a private placement to two accredited investors. The price of these Units was $0.50 per unit. Each Unit consists of one share of common stock and one three year Series C Warrant. Each Series C Warrant entitles the holder to purchase one share of common stock at an exercise price of $0.50 per share. Upon 30 days’ notice, we have the right to call the warrants at $0.0001 per warrant if our stock is currently quoted for trading in the over the counter market, the closing price of our common stock is $.50 or more for five consecutive trading days and there is an effective registration statement covering the resale of the shares of common stock underlying the Series C Warrants. We received proceeds of $225,000.

On January 24, 2012, the Company entered into a 4% convertible promissory note with its Chief Operating Officer in the amount of $40,000. The note is due on January 24, 2013 prior to the expiration date and the Company has the option to convert the principle and accrued interest into shares of the Company’s common at $0.10.

On February 3, 2012, the Company agreed to amend a May 18, 2011 consulting agreement to pay the consultant an additional $30,000 upon receipt of additional funding.

On February 8, 2011, the Company issued its Chief Financial Operating Officer an additional grant of options to purchase an aggregate of 1,000,000 shares of our common stock at an exercise price of $0.75 per share, which vest quarterly over three-years beginning on February 8, 2012.

On February 15, 2012, the Company engaged an investment banking firm to serve as our exclusive financial advisor. Under the terms of the one year agreement, the investment banker will provide the Company with financial advisory and investment banking services for an annual fee of $60,000. The Company has agreed to reimburse the investment banking firm for its expenses incurred in connection with the engagement and to pay it certain additional transactional fees. The Company has also granted the investment bank firm the right to serve as our investment banker for any private or public offering of our securities and in certain other transactions, upon such terms as the parties may mutually agree.

Subsequent to December 31, 2011, the Company issued to various employees an additional grant of options to purchase an aggregate of 300,000 shares of our common stock at an exercise price of $.75 per share which vest quarterly over three years.

Summary of Significant Principles (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
(A) Going Concern

(A) Going Concern

As reflected in the accompanying unaudited condensed consolidated financial statement for the period ended June 30, 2012 has a net loss of $1,428,540 and used cash in operations of $605,037. These factors raise substantial doubt about the Com pany’s ability to continue as a going concern. In addition there is a working capital deficiency of $214,466 and a stockholders’ deficit of $52,977 as of June 30, 2012.

The Company’s continued existence is dependent upon its ability to raise capital and to successfully market and sell its products. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide for the opportunity for the Company to continue as a going concern.

(B) Use of Estimates

(B) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

The most significant estimates include the valuation of stock based compensation, amortization period for intangible assets and deferred tax valuation allowance.

(C) Cash and Cash Equivalents

(C) Cash and Cash Equivalents

For purposes of the cash flow statements, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. The Company at times has cash in excess of FDIC insurance limits and places its temporary cash investments with high credit quality financial institutions. At December 31, 2011 and June 30, 2012 the Company had no balances that exceeded FDIC insurance limits.

(D) Inventories

(D) Inventories

The Company’s inventories consist entirely of purchased finished goods. Inventories are stated at lower of cost or market. Cost is determined on the first-in, first-out basis. During the six months ended June 30, 2012, the Company recorded an impairment of inventory in the amount of $12,492 which is also included in the cost of goods sold.

(E) Property and Equipment

(E) Property and Equipment

The Company values property and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company uses a five year life for computer equipment and a three year life for software.

(F) Impairment

(F) Impairment

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification No. 360, Property, Plant and Equipment , the Company carries long-lived assets at the lower of the carrying amount or fair value. Impairment is evaluated by estimating future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the assets, an impairment loss is recognized.

Fair value, for purposes of calculating impairment, is measured based on estimated future cash flows, discounted at a market rate of interest.

(G) Website Development

(G) Website Development

The Company has adopted the provisions of FASB Accounting Standards Codification No. 350 Intangible-Goodwill and Other . Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated three year life of the asset. During the six months ended June 30, 2012 and as of December 31, 2011, the Company incurred $40,820 and $114,612 in website development costs, respectively. The website was placed into service on September 30, 2011. Amortization for the period ended June 30, 2012 was $22,584.

(H) Stock-Based Compensation

(H) Stock-Based Compensation

The Company recognizes compensation costs to employees under FASB Accounting Standards Codification No. 718, Compensation - Stock Compensation . Under FASB Accounting Standards Codification No. 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share based compensation arrangements include stock options, restricted share plans, performance based awards, share appreciation rights and employee share purchase plans. As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

Equity instruments issued to other than employees are recorded on the basis of the fair value of the instruments, as required by FASB Accounting Standards Codification No. 505, Equity Based Payments to Non-Employees. In general, the measurement date is when either a (a) performance commitment, as defined, is reached or (b) the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the FASB Accounting Standards Codification.

(I) Loss Per Share

(I) Loss Per Share

Basic and diluted net (loss) per common share is computed based upon the weighted average common shares outstanding as defined by FASB Accounting Standards Codification Topic 260, Earnings Per Share.” As of June 30, 2012 there were 8,150,000 options, 21,473,705 warrants and 400,000 common shares issuable upon conversion of convertible notes payable outstanding whose effect was anti-dilutive and not included in diluted net loss per share for the three and six months ended June 30, 2012. As of June 30, 2011 there were 50,000 warrants outstanding whose effect was anti-dilutive and not included in diluted net loss per share for the three months ended June 30, 2011 and the period February 7, 2011 to June 30, 2011. The options and warrants may dilute future earnings per share.

(J) Fair Value of Financial Instruments

(J) Fair Value of Financial Instruments

Fair Value of Financial Instruments and Fair Value Measurements

The Company measures its financial and non-financial assets and liabilities, as well as makes related disclosures, in accordance with ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”). For certain of our financial instruments, including cash, accounts receivable, accounts payable and accrued liabilities, the carrying amounts approximate fair value due to their short maturities. Amounts recorded for convertible notes payable also approximate fair value because current interest rates available to us for debt with similar terms and maturities are substantially the same .

ASC Topic 820 provides guidance with respect to valuation techniques to be utilized in the determination of fair value of assets and liabilities. Approaches include, (i) the market approach (comparable market prices), (ii) the income approach (present value of future income or cash flow), and (iii) the cost approach (cost to replace the service capacity of an asset or replacement cost). ASC Topic 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

(L) Business Segments	(L) Business Segments The Company operates in one segment and therefore segment information is not presented.
(M) Revenue Recognition

(M) Revenue Recognition

The Company recognizes revenue in accordance with FASB Accounting Standards Codification No. 605, Revenue Recognition. In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, Delivery has occurred and collectability is reasonably assured. This criteria is met when the deal books are delivered to our customers and collectability is reasonably assured. We record these sales net of any discounts provided to our customers.

(N) Concentrations	(N) Concentrations During the three and six months ended June 30, 2012 the Company had one customer who represented 15% of sales. There were no sales during the comparable periods in 2011.
(O) Income Taxes

(O) Income Taxes

The Company uses the asset and liability method in accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based on difference between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

(P) Recent Accounting Pronouncements

(P) Recent Accounting Pronouncements

In December 2011, FASB issued Accounting Standards Update 2011-11, Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity’s balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1 2013. The update only requires additional disclosures, as such, we do not expect that the adoption of this standard will have a material impact on our results of operations, cash flows or financial condition.

Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
	June 30,	December 31,
	2012	2011
	(Unaudited)
Computers and equipment	$19,448	$16,468
Accumulated depreciation	(2,732)	(778)
Balance	$16,716	$12,690

Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Stockholders' Equity Table 1
		Weighted Avg. Exercise
Options:	Shares	Price
Balance, December 31, 2011	4,100,000	$.75
Granted	5,100,000	0.70
Exercised	—	—
Expired	(1,050,000)	$.275
Balance at June 30, 2012	8,150,000	$.53

Options exercisable at June 30, 2012	1,353,205	$.35

Stockholders' Equity Table 2
	2012 Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2012	Weighted Average Remaining Contractual	Weighted Average Exercise Price	Number Exercisable at June 30, 2012	Weighted Average Exercise Price
$.275	3,350,000	4.34	$.275	1,152,784	$.275
$.45	800,000	4.8	$.45	—	$—
$.75	4,000,000	4.58	$.75	200,422	$.75

Warrants (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Stock Warrants
	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at December 31, 2011	20,879,412	$.89
Granted	598,000	0.44
Exercised	—	—
Expired	(3,706)	250.00
Balance at June 30, 2012	21,473,705	$.88
Warrants Exercisable at June 30 , 2012	21,473,705	.88

Organization, Basis of Presentation and Nature of Operations (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Shares Exchange Agreement Outstanding Shares	37,455,000
Share Exchange Agreement Shares Purchased	1,012,353
Share Exchange Agreement Amount Of Purchase For Shares (in Dollars)	$ 335,000
Share Exchange Agreement Assets Assumed	83,309
Adjustments To Additional Paid In Capital Recapitalization Of Equity	$ 251,691
Share Exchange Agreement Shares Issued	2,030,870
Sale Of Stock Percentage Of Ownership After Transaction	97.00%

Summary of Significant Principles (Details Narrative) (USD $)	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Net Income (Loss)	$ (754,264)	$ (84,581)	$ (167,150)	$ (1,428,540)	$ (832,590)
Net Cash Used In Operating Activities			(86,618)	(605,037)	(489,045)
Working Capital Deficiency	214,466			214,466
Stockholders' Deficit	52,977	(2,732)	(2,732)	52,977	577,619
Inventory amount				12,492
The Company uses a five year life for computer equipment				5
Website development costs				40,820	114,612
Capitalized Computer Software, Amortization				$ 22,584

3. Property and Equipment - Property and Equipment (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Computers and equipment	$ 19,448	$ 16,468
Accumulated depreciation	(2,732)	(778)
Balance	$ 16,716	$ 12,690

Property and Equipment (Details Narrative) (USD $)	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,040	$ 30	$ 30	$ 1,954

Convertible Note Payable - Related Party (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Jan. 24, 2012
Debt Disclosure [Abstract]
Debt Instrument Interest Rate Stated Percentage				4.00%
Convertible Notes Payable				$ 40,000
Price per share				$ 0.1
Interest expense	$ 399	$ 399	$ 693

Liquidated Damages (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Liquidated Damages Gross Amount	370,000
Shares Resold Under Private Placement	148,000
Liquidated Damages Description Of Payments	0.01
Liquidated Damages (in dollars)	$ 14,800

Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		6 Months Ended	8 Months Ended			12 Months Ended	14 Months Ended	34 Months Ended		2 Months Ended	12 Months Ended	34 Months Ended	36 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2012	Jan. 24, 2012	Dec. 31, 2011	Dec. 31, 2013 Executive Management	Dec. 31, 2012 Executive Management	Nov. 16, 2016 Executive Management	Jun. 30, 2012 Executive Management	Dec. 31, 2012 Chief Financial Officer	Dec. 31, 2013 Chief Financial Officer	Nov. 16, 2016 Chief Financial Officer	Feb. 08, 2015 Chief Financial Officer	Jun. 30, 2012 Chief Financial Officer	Jun. 30, 2012 Chief Operating Officer	Jun. 30, 2012 Chief Operating Officer	Jan. 24, 2012 Chief Operating Officer
Annual Salary							$ 125,000	$ 100,000	$ 150,000		$ 70,000	$ 87,500	$ 109,375
Accured Salaries Including Payroll Taxes	242,537		242,537	242,537		92,339				168,804					41,714	50,319	50,319
Compensation Arrangement With Individual Options Granted														1,000,000
Price Per Share			$ 0.75	$ 0.275										$ 0.75
Convertible Promissory Note					4.00%													4.00%
Interest Expense	$ 399	$ 399	$ 693													$ 399	$ 693

Stockholders' Equity - Stockholders' Equity Table 1 (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Balance, December 31, 2011		4,100,000
Balance, December 31, 2011 in dollars per share	$ 0.75	$ 0.75
Granted	5,100,000
Granted in dollar per share	$ 0.7
Expired	(1,050,000)
Expired in dollar per share	$ 0.275
Balance, June 30, 2012 in dollars per share	$ 0.53
Balance at Jume 30, 2012	8,150,000
Options exercisable at June 30, 2012 in dollars per share	$ 0.35
Options exercisable at June 30, 2012	1,353,205

Stockholders' Equity - Stockholders' Equity Table 2 (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Issuance C	Jun. 30, 2012 Issuance A	Jun. 30, 2012 Issuance B
Range of Exercise Price			$ 0.75	$ 0.275	$ 0.45
Number Outstanding (in shares)		4,100,000
Number Outstanding (in shares)				3,350,000	800,000
Option Oustanding Weighted Average Exercise Price	$ 0.75	$ 0.75	$ 0.75
Option Oustanding Weighted Average Exercise Price				$ 0.275	$ 0.45
Options Exercisable Number Exercisable (in shares)			200,422
Options Exercisable Number Exercisable (in shares)				1,152,784
Options Exercisable Weighted Average Exercise Price	$ 0.35		$ 0.75
Options Exercisable Weighted Average Exercise Price				$ 0.0275

Stockholders' Equity (Details Narrative) (USD $)	1 Months Ended		3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended			7 Months Ended			8 Months Ended	11 Months Ended		14 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Jun. 30, 2012	May 17, 2012	Jun. 30, 2011	Aug. 25, 2011	Jun. 30, 2011	Jun. 30, 2012	Feb. 02, 2012	Jun. 30, 2012	Jul. 23, 2012	Aug. 01, 2012	Aug. 06, 2012	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012
Common Stock Shares		400,000,000	400,000,000					400,000,000		400,000,000				400,000,000	400,000,000	400,000,000	400,000,000
Common Stock Par Or Stated Value Per Share		$ 0.01	$ 0.01					$ 0.01		$ 0.01				$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred Stock Shares Authorized		5,000,000	5,000,000					5,000,000		5,000,000				5,000,000	5,000,000	5,000,000	5,000,000
Preferred Stock Par Or Stated Value Per Share		$ 0.01	$ 0.01					$ 0.01		$ 0.01				$ 0.01	$ 0.01	$ 0.01	$ 0.01
Shares Issued With Private Placement Of Common Stock								450,000		1,480,000
Private Placement Price Per Units Issued	$ 0.1							$ 0.5		$ 0.25
Investment Warrants Exercise Price								$ 0.5		$ 0.25
Warrants Call Price								$ 0.0001
Common Stock Closing Price								$ 0.5
Proceeds From Issuance Of Private Placement	$ 255,000							$ 225,000								$ 988,717
Warrants Issued In Connection With A Private Placement										148,000
Placement Agent Percentage Of Commission										0.1
Private Placement Expense Allowance										0.02
Professional Fees			21,942		3,975		23,975			47,502						78,663
Stock Issued During Period Shares Issued For Services		500,000				4,000,000					900,000	450,000	600,000		4,000,000
Stock Issued During Period Value Issued For Services		125,000				200,000					90,000	45,000	60,000		200,000
Shares Issued For Services Per Share Amount					$ (0.05)		$ (0.05)
Payments For Fees				30,000		50,000			50,000
Allocated Share Based Compensation Expense			53,684							150,794							330,000
Allocated Share Based Compensation Expense - Consulting			25,000							50,000
Stock Issued During Period Shares Issued For Services - Consulting															2,000,000
Stock Issued During Period Value Issued For Services - Consulting															100,000
Allocated Share Based Compensation Expense - Consulting 2			12,500							25,000					43,750
Allocated Share Based Compensation Expense - Investor Relationship			125,000							125,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Gross										5,100,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Officer										4,000,000				2,500,000
Investment Options Exercise Price										$ 0.75				$ 0.275
Fair Value Assumptions Expected Dividend Rate										0.00%				0.00%
Fair Value Assumptions Weighted Average Volatility Rate										8700.00%				8700.00%
Fair Value Assumptions Risk Free Interest Rate										87.00%				87.00%
Allocated Share Based Compensation Expense - Officers			19,548							45,324
Share Based Compensation Arrangement By Share Based Payment Award Options Fair Value										$ 539,177
Allocated Share Based Compensation Expense - Officers 1			42,652							106,630
Salaries and Wages										115,000
Allocated Share Based Compensation Expense - Director			12,116							12,116
Issuance C
Shares Issued For Services Per Share Amount		$ (0.05)	$ (0.05)					$ (0.05)		$ (0.05)				$ (0.05)	$ (0.05)		$ (0.05)
Prepaid Expense		112,500	112,500					112,500		112,500				112,500	112,500		112,500
Accrued Professional Fees Current And Noncurrent		22,500	22,500					22,500		22,500				22,500	22,500		22,500
Allocated Share Based Compensation Expense		87,500	87,500					87,500		87,500				87,500	87,500		87,500
Director Engeneering
Professional Fees										$ 60,000

Warrants - Stock Warrants (Details) (USD $)	Jun. 30, 2012	Jan. 01, 2012	Jun. 30, 2011	Jan. 01, 2007
Notes to Financial Statements
Warrants Issued In Connection With a Private Placement				13,976,180
Class of Warrants or Right, Exercise Price of Warrants or Rights (in dollar per item)	19.52	1.05	$ 19.52	$ 1.05
Class of Warrant or Right, Outstanding	681,140		681,140

Warrants (Details Narrative) (USD $)	Jun. 30, 2012	Jan. 01, 2012	Jun. 30, 2011	Jan. 01, 2007
Notes to Financial Statements
Warrants Issued In Connection With A Private Plancement		13,976,180
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights	19.52	1.05	$ 19.52	$ 1.05
Class Of Warrant Or Right Outstanding	681,140		681,140

Subsequent Events (Details Narrative) (USD $)	1 Months Ended		4 Months Ended	6 Months Ended		7 Months Ended			11 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Aug. 25, 2011	Jun. 30, 2012	Jun. 30, 2012	Jul. 23, 2012	Aug. 01, 2012	Aug. 06, 2012	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Private Placement Price Per Units Issued	$ 0.1			$ 0.5	$ 0.25
Proceeds From Issuance Of Private Placement	$ 255,000			$ 225,000						$ 988,717
Stock Issued During Period Shares Issued For Services		500,000	4,000,000			900,000	450,000	600,000	4,000,000
Stock Issued During Period Value Issued For Services		$ 125,000	$ 200,000			$ 90,000	$ 45,000	$ 60,000	$ 200,000
Shares Issued For Services Per Share Amount						$ 0.1